Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 9 – OTHER NON-CURRENT ASSETS

As of December 31, 2024 and 2023, other non-current assets included a three-year fixed deposit in the amount of RMB 27,400,000, or $3,753,785 and $3,859,209 (difference is due to exchange rate), respectively, in Minsheng Bank, from June 9, 2023, to June 9, 2026. The annual interest rate on the deposit is 3.2%, and early withdrawal before the expiry date is not allowed.